Schedule V - Valuation and Qualifying Accounts - FY	12 Months Ended
Dec. 31, 2015
Schedule V - Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
Schedule V
KINSALE CAPITAL GROUP, INC. AND SUBSIDIARIES

Valuation and Qualifying Accounts

		Additions	Deductions
	Balance at Beginning of Period	Amounts Charged to Expense	Amounts Written Off or Disposals	Balance at End of Period
	(in thousands)
Year Ended December 31, 2015:
Allowance for premiums receivable	$595	$1,493	$—	$2,088
Valuation allowance for deferred tax assets	489	40	—	529

Year Ended December 31, 2014:
Allowance for premiums receivable	229	366	—	595
Valuation allowance for deferred tax assets	313	176	—	489

Year Ended December 31, 2013:
Allowance for premiums receivable	177	52	—	229
Valuation allowance for deferred tax assets	4,575	—	(4,262)	313

See accompanying Report of Independent Registered Public Accounting Firm.